Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	Paranovus Entertainment Technology Ltd.
Entity Central Index Key	0001751876
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	true
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Mar. 31, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding	66,724,675
Document Annual Report	true
Document Transition Report	false
Entity File Number	333-230170
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	250 Park Avenue
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10177
Amendment Description	Paranovus Entertainment Technology Ltd. (“we,” “us,” “the Company,” “our” or “Ryde”) is filing this Amendment No. 1 to Form 20-F (the “Form 20-F/A”) to its annual report on Form 20-F for the year ended March 31, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 4, 2025. The sole purpose of this Form 20-F/A is an exhibit-only filing to amend the Form 20-F to update the Exhibit 23.1. No other changes have been made to the Annual Report as amended by Amendment No. 1.
Icfr Auditor Attestation Flag	false
Security 12b Title	Class A ordinary shares, par value US$0.01 per share
Trading Symbol	PAVS
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	250 Park Avenue
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10177
City Area Code	516
Local Phone Number	951-9074
Contact Personnel Email Address	zoe@pavs.ai
Contact Personnel Name	Xiaoyue (Zoe) Zhang